Segment Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment Information
4 - SEGMENT INFORMATION
General Information
Shell is an international energy company engaged in the principal aspects of the oil and gas industry and reports its business through the segments: Integrated Gas, Upstream, Downstream, and Corporate.

The Integrated Gas segment covers liquefied natural gas ("LNG") activities and the conversion of natural gas into gas-to-liquids fuels and other products, as well as the New Energies portfolio. It includes natural gas exploration and extraction and the operation of the upstream and midstream infrastructure necessary to deliver gas to market. It markets and trades natural gas, LNG, electricity and carbon-emission rights and also markets and sells LNG as a fuel for heavy-duty vehicles and marine vessels.

Upstream combines the following two operating segments: 1) Upstream, which is engaged in the exploration for and extraction of crude oil, natural gas and natural gas liquids, and the marketing and transportation of oil and gas, and 2) Oil Sands, which is engaged in the extraction of bitumen from mined oil sands and conversion into synthetic crude oil. These operating segments have similar economic characteristics because their earnings are significantly dependent on crude oil and natural gas prices and production volumes.

The Downstream segment is engaged in oil products and chemicals manufacturing, marketing and trading activities, that turn crude oil and other feedstocks into a range of products which are moved and marketed around the world for domestic, industrial and transport use.

The Corporate segment covers the non-operating activities supporting Shell, comprising Shell’s holdings and treasury organisation, its self-insurance activities and its headquarters and central functions.

Basis of Segmental Reporting
Sales between segments are based on prices generally equivalent to commercially available prices. Third-party revenue and non-current assets information by geographical area are based on the country of operation of the group subsidiaries that report this information. Separate disclosure is provided for the UK as this is the Company’s country of domicile.

Segment earnings are presented on a current cost of supplies basis ("CCS earnings"), which is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance. On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts.

With the adoption of IFRS 16, the interest expense on leases, formerly classified as operating leases, is reported under the Corporate segment, while depreciation related to the respective right-of-use assets is reported in the segment making use of the assets. This treatment is consistent with how formerly classified finance leases were treated.

Information by segment on a current cost of supplies basis is as follows:

2019					$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
Revenue:
Third-party	41,322	9,965	293,545	45	344,877	[A][B]
Inter-segment	4,280	36,448	1,132	—	41,860
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,791	379	1,725	(307)	3,588
Interest and other income, of which:	263	2,180	266	916	3,625
Interest income	—	—	—	899	899
Net gains on sale and revaluation of non-current assets and businesses	282	1,888	297	52	2,519
Other	(19)	292	(31)	(35)	207
Third-party and inter-segment purchases (CCS basis)	23,498	7,168	264,966	(6)	295,626
Production and manufacturing expenses	5,768	11,545	9,088	37	26,438
Selling, distribution and administrative expenses	716	48	9,280	449	10,493
Research and development expenses	181	452	329	—	962
Exploration expenses	281	2,073	—	—	2,354
Depreciation, depletion and amortisation charge, of which:	6,238	17,003	5,413	47	28,701
Impairment losses	579	2,576	627	—	3,782	[C]
Impairment reversals	—	—	(190)	—	(190)	[D]
Interest expense	104	534	74	3,978	4,690
Taxation charge/(credit) (CCS basis)	2,242	5,954	1,241	(578)	8,859
CCS earnings	8,628	4,195	6,277	(3,273)	15,827
[A] Includes $3,760 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives.
[B] In March 2019, the IFRS Interpretation Committee ("IFRIC") finalised an agenda decision regarding 'Physical settlement of contracts to buy or sell a non-financial item (IFRS 9)'. This agenda decision has been analysed and will be prospectively implemented from January 1, 2020. The impact will be limited to a reclassification within total revenue.
[C] Impairment losses comprise Property, plant and equipment ($3,639 million) and Intangible assets ($143 million).
[D] See Note 8.

2018					$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total

Revenue:
Third-party	43,764	9,892	334,680	43	388,379	[A]
Inter-segment	5,031	37,841	917	—	43,789	[B]
Share of profit/(loss) of joint ventures and associates (CCS basis)	2,273	285	1,785	(222)	4,121
Interest and other income, of which:	2,230	600	345	896	4,071
Interest income	—	—	—	772	772
Net gains on sale and revaluation of non-current assets and businesses	2,231	712	302	20	3,265
Other	(1)	(112)	43	104	34
Third-party and inter-segment purchases (CCS basis)	27,775	6,144	303,709	1	337,629
Production and manufacturing expenses	5,370	11,463	10,294	(157)	26,970
Selling, distribution and administrative expenses	458	200	10,142	560	11,360
Research and development expenses	186	493	307	—	986
Exploration expenses	208	1,132	—	—	1,340
Depreciation, depletion and amortisation charge, of which:	4,850	13,006	4,064	215	22,135
Impairment losses	200	1,065	424	7	1,696	[C]
Impairment reversals	—	(1,265)	—	—	(1,265)	[D]
Interest expense	212	591	95	2,847	3,745	[E]
Taxation charge/(credit) (CCS basis)	2,795	8,791	1,515	(1,270)	11,831
CCS earnings	11,444	6,798	7,601	(1,479)	24,364
[A] Includes $3,348 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives.
[B] Inter-segment revenue has been revised to amend for transactions within segments that were previously reported as inter-segment revenue, and vice versa.
[C] Impairment losses comprise Property, plant and equipment ($1,515 million) and Intangible assets ($181 million).
[D] See Note 8.
[E] Interest expense has been reclassified between segments compared with prior year.

2017					$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
Revenue:
Third-party	32,674	7,723	264,731	51	305,179
Inter-segment	4,096	32,469	1,090	—	37,655	[A]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,714	623	1,956	(129)	4,164
Interest and other income, of which:	687	1,188	154	437	2,466
Interest income	—	—	—	677	677
Net gains on sale and revaluation of non-current assets and businesses	301	1,189	136	14	1,640
Other	386	(1)	18	(254)	149
Third-party and inter-segment purchases (CCS basis)	22,478	5,535	234,321	20	262,354
Production and manufacturing expenses	5,120	12,119	9,519	(106)	26,652
Selling, distribution and administrative expenses	237	5	9,789	478	10,509
Research and development expenses	114	533	275	—	922
Exploration expenses	141	1,804	—	—	1,945
Depreciation, depletion and amortisation charge, of which:	4,965	17,303	3,877	78	26,223
Impairment losses	302	4,118	385	—	4,805	[B]
Impairment reversals	(10)	(605)	—	—	(615)	[C]
Interest expense	248	744	109	2,941	4,042
Taxation charge/(credit) (CCS basis)	790	2,409	1,783	(636)	4,346
CCS earnings	5,078	1,551	8,258	(2,416)	12,471
[A] Inter-segment revenue has been revised to amend for transactions within segments that were previously reported as inter-segment revenue, and vice versa.
[B] Impairment losses comprise Property, plant and equipment ($4,572 million) and Intangible assets ($233 million).
[C] See Note 8.

Reconciliation of CCS earnings to income for the period	$ million
	2019	2018	2017
CCS earnings	15,827	24,364	12,471
Current cost of supplies adjustment:
Purchases	784	(559)	1,252
Taxation	(194)	116	(349)
Share of profit of joint ventures and associates	15	(15)	61
	605	(458)	964
Income for the period	16,432	23,906	13,435

Information by geographical area is as follows:

2019							$ million
	Europe		Asia, Oceania, Africa		USA	Other Americas	Total
Third-party revenue, by origin	98,455	[A]	139,916	[B]	83,212	23,294	344,877
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	43,262	[C]	119,732		67,105	54,544	284,643
[A] Includes $41,094 million that originated from the UK.
[B] Includes $84,282 million that originated from Singapore.
[C] Includes $24,696 million located in the UK.

2018							$ million
	Europe		Asia, Oceania, Africa		USA	Other Americas	Total
Third-party revenue, by origin	118,960	[A]	153,716	[B]	89,876	25,827	388,379
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,617	[C]	117,127		59,625	56,721	272,090
[A] Includes $54,659 million that originated from the UK.
[B] Includes $89,811 million that originated from Singapore.
[C] Includes $21,863 million located in the UK.

2017							$ million
	Europe		Asia, Oceania, Africa		USA	Other Americas	Total
Third-party revenue, by origin	100,609	[A]	114,683	[B]	66,854	23,033	305,179
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	41,416	[C]	122,345		55,898	58,828	278,487
[A] Includes $49,370 million that originated from the UK.
[B] Includes $62,046 million that originated from Singapore.
[C] Includes $22,734 million located in the UK.